UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number: 811-21694
                  --------------------------------------------

                      MELLON OPTIMA L/S STRATEGY FUND, LLC
          -------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                             Mellon Financial Center
                           One Boston Place, 024-0071
                           Boston, Massachusetts 02108
         ---------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                           Christopher P. Harvey, Esq.
                    Wilmer Cutler Pickering Hale and Dorr LLP
                                 60 State Street
                           Boston, Massachusetts 02109
                         -------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (617) 722-7000
           -----------------------------------------------------------

                        Date of fiscal year end: March 31
                   ------------------------------------------

                   Date of reporting period: December 31, 2005
                     --------------------------------------

Item 1 -- Schedule of Investments.

Mellon Optima L/S Strategy Fund, LLC
Schedule of Investments - December 31, 2005 (unaudited)

                                                                       Percentage of
Investment Funds                           Cost          Fair Value      Net Assets    Liquidity
------------------------------------------------------------------------------------------------
Opportunistic
Hunter Global Investors LLC            $ 10,127,412    $  11,015,211           4.9%    Quarterly
Karsh Capital II L.P.                    10,125,331       11,212,184           5.0%    Quarterly
Kingdon Partner                          11,283,055       13,300,748           5.9%    Quarterly
Raptor Global Fund L.P.                  11,077,139       12,155,361           5.4%    Quarterly
Sage Opportunity Fund                    10,000,000       11,013,970           4.9%    Quarterly
                                       ---------------------------------------------
                                         52,612,937       58,697,474          26.1%
                                       ---------------------------------------------

Value
Amici Qualified LP                        7,173,447        7,878,693           3.5%    Quarterly
Clovis Capital Partners                   9,247,705       11,100,091           4.9%    Quarterly
Delta Institutional LP                    5,624,302        8,031,339           3.6%    Quarterly
Kinetic Institutional Partners           11,000,000       11,869,013           5.3%    Quarterly
North Sound Class B Legacy Inst           1,046,224        1,123,080           0.5%    Annually
North Sound Legacy Institutional Fd       7,844,487        8,406,686           3.7%    Quarterly
Shoshone Partners L.P.                   10,299,000       13,175,900           5.8%    Annually
Thruway Partners, L.P.                    6,068,756        6,409,110           2.8%    Quarterly
                                       ---------------------------------------------
                                         58,303,921       67,993,912          30.1%
                                       ---------------------------------------------

Growth
Alydar Capital                            8,570,236        9,726,721           4.3%    Quarterly
Copper Arch Partners, LLC                 9,000,000        9,651,866           4.3%    Quarterly
Harvest Oppor Partners II                 4,839,800        4,357,082           1.9%    Quarterly
Highbridge L/S Equity Fund                7,643,955        8,165,934           3.6%    Quarterly
Intrepid Capital Fund QP                  8,932,041        9,471,865           4.2%    Quarterly
Maverick Fund USA, Ltd.                  10,964,054      10,793,949            4.8%    Annually
Pequot Capital                            9,000,000        9,391,115           4.2%    Annually
                                       ---------------------------------------------
                                         58,950,086       61,558,532          27.3%
                                       ---------------------------------------------

Global
Calypso                                   6,500,000        7,101,770           3.2%    Monthly
Lansdowne                                 6,500,000        7,032,910           3.1%    Monthly
                                       ---------------------------------------------
                                         13,000,000       14,134,680           6.3%
                                       ---------------------------------------------
Total Investment Funds                  182,866,944      202,384,598          89.8%
                                       ============--------------------------------

Other Assets Less Liabilities                             22,859,933          10.2%
                                                       -----------------------------
Total Net Assets                                       $ 225,244,531         100.0%
                                                       =============================

Item 2 -- Controls and Procedures.

      (a) The Registrant's Principal Executive Officer and Principal Financial Officer have evaluated the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the Registrant's disclosure controls and procedures were effective, as of that date.

      (b) There was no change in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) during Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3 -- Exhibits.

      Separate certifications for the Registrant's Principal Executive Officer and Principal Financial Officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as Ex99.CERT.

SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                              MELLON OPTIMA L/S STRATEGY FUND, LLC

                              By:    /s/ STEVEN M. ANDERSON
                                     -----------------------
                                     Steven M. Anderson
                                     Treasurer

                              Date:  March 1, 2006

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

                              By:   /s/ STEVEN M. ANDERSON
                                    -------------------------
                                    Steven M. Anderson
                                    Treasurer

                              Date: March 1, 2006

                              By:   /s/ PATRICK J. SHEPPARD
                                    -------------------------
                                    Patrick J. Sheppard
                                    President

                              Date: March 1, 2006